Loans (Acquisition) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period [Abstract]
Less : accretable yield		$ (15,623)		$ (6,871)	$ (8,542)
Loans held-for-sale	[1]	$ 699,377		$ 111,248
Capital Bank Financial Corporation
Business Combination, Acquired Receivables [Abstract]
Fair value of loans acquired			$ 7,400,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period [Abstract]
Loans held-for-sale			132,800
Capital Bank Financial Corporation | Non-PCI Loans
Business Combination, Acquired Receivables [Abstract]
Contractually required payments including interest			9,182,610
Less : expected losses and foregone interest			(801,546)
Cash flows expected to be collected			8,381,064
Fair value of loans acquired			7,229,948
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period [Abstract]
Loans held-for-sale			127,800
PCI Loans | Capital Bank Financial Corporation
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period [Abstract]
Contractually required payments including interest			258,950
Less : nonaccretable difference			(77,022)
Cash flows expected to be collected			181,928
Less : accretable yield			(13,957)
Fair value of loans acquired			167,971
Loans held-for-sale			$ 5,000

[1]	December 31, 2017 and 2016 include $11.7 million and $19.3 million, respectively, of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure.